Share Capital (Tables)	12 Months Ended
Apr. 30, 2021
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Changes in Stock Option

The changes in the stock options for the years ended April 30, 2021 and 2020 are as follows:

	Number of options #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2019 (outstanding)	1,060,667	3.90	3.87
Granted	194,000	3.65	—
Exercised	(11,000)	1.50	—
Forfeited	(180,667)	3.65	—
Balance, April 30, 2020 (outstanding)	1,063,000	3.84	3.03
Granted	583,000	13.73	—
Exercised	(189,100)	3.62	—
Forfeited	(6,000)	7.60	—
Balance, April 30, 2021 (outstanding)	1,450,900	7.88	3.06
Unvested	(481,084)	14.53	4.35
Exercisable, April 30, 2021	969,816	4.58	2.42

Summary of Options Outstanding

Details of the options outstanding as at April 30, 2021 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Options outstanding	Unvested	Vested
December 20, 2021	1.50	0.64	46,000	—	46,000
September 18, 2022	5.05	1.39	142,900	—	142,900
January 3, 2023	3.25	1.68	50,000	—	50,000
February 7, 2023	2.35	1.78	140,000	—	140,000
April 3, 2023	5.05	1.93	8,000	3,667	4,333
August 13, 2023	7.50	2.29	50,000	25,000	25,000
September 24, 2023	4.75	2.40	19,000	—	19,000
November 7, 2023	4.10	2.52	20,000	—	20,000
December 31, 2023	5.00	2.67	250,000	—	250,000
January 11, 2024	5.00	2.70	63,000	—	63,000
April 1, 2024	3.85	2.92	50,000	16,667	33,333
October 1, 2024	2.38	3.42	50,000	—	50,000
October 3, 2024	2.50	3.43	30,000	—	30,000
September 1, 2025	8.50	4.34	270,000	180,000	90,000
January 6, 2026	20.30	4.69	262,000	255,750	6,250
	7.88	3.06	1,450,900	481,084	969,816

Summary of Changes in Warrants

The changes in the warrants for the years ended April 30, 2021 and 2020 are as follows:

	Number of warrants #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2019	3,546,500	5.20	1.90
Exercised	(135,000)	3.50	—
Balance, April 30, 2020	3,411,500	5.25	0.91
Exercised	(2,533,200)	5.88	—
Balance, April 30, 2021	878,300	3.50	0.90

Details of Warrants Outstanding	Details of the warrants outstanding as at April 30, 2021 are as follows:
Expiry Date	Exercise price $	Remaining life (year)	Warrants outstanding
March 26, 2022	3.50	0.90	878,300

Summary of Changes in Finder's Warrants

The changes in the finder’s warrants for the years ended April 30, 2021 and 2020 are as follows:

	Number of warrants #	Weighted average exercise price $		Weighted average life remaining (years)
Balance, April 30, 2019	83,188	3.50		2.91
Exercised	(1,194)	3.50		—
Balance, April 30, 2020	81,994	3.50		1.90
Issued	130,111	20.65	(1)	4.77
Exercised	(35,217)	3.50		—
Balance, April 30, 2021	176,888	16.12		3.75
(1)	US $16.81

Details of Finder's Warrants Outstanding

Details of the finder’s warrants outstanding as at April 30, 2021 are as follows:

Expiry Date	Exercise price $		Remaining life (year)	Warrants outstanding
March 26, 2022	3.50		0.90	46,777
February 3, 2026	20.65	(1)	4.77	130,111
	16.12		3.75	176,888
(1)	US $16.81